Acquisitions (Schedule of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 number
Business Acquisition [Line Items]
Investments in Real Estate	$ 409,425
Acquisition Date Fair Value	475,407
Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	5,358
Weighted Average Intangible Amortization Life	61
Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	44,873
Weighted Average Intangible Amortization Life	61
Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	4,140
Weighted Average Intangible Amortization Life	61
Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	11,611
Weighted Average Intangible Amortization Life	603
1701 / 1711 Research Blvd [Member]
Business Acquisition [Line Items]
Property Description	1701 / 1711 Research Blvd.
Acquisition Date	May 9, 2011
Investments in Real Estate	16,327
Acquisition Date Fair Value	17,500
1701 / 1711 Research Blvd [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	1,144
1701 / 1711 Research Blvd [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	29
450 Kendall Street (Kendall G) [Member]
Business Acquisition [Line Items]
Property Description	450 Kendall Street (Kendall G)
Acquisition Date	May 31, 2011
Investments in Real Estate	8,229
Acquisition Date Fair Value	8,229
Ardsley Park [Member]
Business Acquisition [Line Items]
Property Description	Ardsley Park
Acquisition Date	June 23, 2011
Investments in Real Estate	16,188
Acquisition Date Fair Value	18,000
Ardsley Park [Member] | Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	610
Ardsley Park [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	1,108
Ardsley Park [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	94
Wateridge Circle [Member]
Business Acquisition [Line Items]
Property Description	Wateridge Circle
Acquisition Date	November 1, 2011
Investments in Real Estate	41,010
Acquisition Date Fair Value	46,500
Wateridge Circle [Member] | Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	777
Wateridge Circle [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	4,400
Wateridge Circle [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	313
320 Bent Street [Member]
Business Acquisition [Line Items]
Property Description	320 Bent Street (1)	[1]
Acquisition Date	December 14, 2011	[1]
Investments in Real Estate	87,900	[1]
Acquisition Date Fair Value	106,275	[1]
320 Bent Street [Member] | Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	780	[1]
320 Bent Street [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	12,698	[1]
320 Bent Street [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	1,298	[1]
320 Bent Street [Member] | Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	3,599	[1]
301 Binney Street [Member]
Business Acquisition [Line Items]
Property Description	301 Binney Street (1)	[1]
Acquisition Date	December 14, 2011	[1]
Investments in Real Estate	217,073	[1]
Acquisition Date Fair Value	255,421	[1]
301 Binney Street [Member] | Acquired Above Market Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	3,191	[1]
301 Binney Street [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	25,370	[1]
301 Binney Street [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	2,397	[1]
301 Binney Street [Member] | Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	7,390	[1]
301 Binney Street Garage [Member]
Business Acquisition [Line Items]
Property Description	301 Binney Street Garage (1)	[1]
Acquisition Date	December 14, 2011	[1]
Investments in Real Estate	15,751	[1]
Acquisition Date Fair Value	16,140	[1]
301 Binney Street Garage [Member] | Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	389	[1]
Kendall Crossing Apartments [Member]
Business Acquisition [Line Items]
Property Description	Kendall Crossing Apartments (1)	[1]
Acquisition Date	December 14, 2011	[1]
Investments in Real Estate	6,947	[1]
Acquisition Date Fair Value	7,342	[1]
Kendall Crossing Apartments [Member] | Acquired In-Place Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	153	[1]
Kendall Crossing Apartments [Member] | Acquired Management Agreements [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	9	[1]
Kendall Crossing Apartments [Member] | Acquired Below Market Ground Leases [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Asset	$ 233	[1]

[1]	The Company acquired PREI's 80% membership interest in the entity that owned these properties through the PREI I LLC joint venture. As a result, these properties became 100% owned by the Company on December 14, 2011. See “Rogers Street Acquisition” below for further discussion.